Impairment of long-lived assets (Details) - Assets or Cash-Generating Units [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment of long-lived assets [Abstract]
Projection period, calculation of recoverable amounts	five-year
Growth rate	2.40%	2.30%
Discount rate	9.49%	11.21%
Impairment loss	$ 0	$ 0